Risks and Concentration (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - third parties, net | Customer concentration risk | Customer A, a related party
Risks and Concentration
Concentration risk percentage	79.20%		92.10%	95.80%
Accounts receivable - third parties, net | Customer concentration risk | Customer A, a related party
Risks and Concentration
Concentration risk percentage	79.20%		48.90%	51.10%
Accounts receivable - third parties, net | Customer concentration risk | Customer B, a third party
Risks and Concentration
Concentration risk percentage			30.40%	11.00%
Accounts receivable - third parties, net | Customer concentration risk | Customer C, a third party
Risks and Concentration
Concentration risk percentage	40.40%		48.90%	10.60%
Revenue Benchmark | Customer concentration risk | Customer A, a related party
Risks and Concentration
Concentration risk percentage	73.70%	73.60%
Revenue Benchmark | Customer concentration risk | Customer C, a third party
Risks and Concentration
Concentration risk percentage	10.00%	11.40%
Accounts payable | Customer concentration risk | Supplier C, a related party
Risks and Concentration
Concentration risk percentage			10.00%	10.30%
Accounts payable | Customer concentration risk | Supplier A, a third party
Risks and Concentration
Concentration risk percentage			10.00%	15.50%
Accounts payable | Customer concentration risk | Supplier B, a third party
Risks and Concentration
Concentration risk percentage			19.00%	13.80%
Accounts payable | Customer concentration risk | Supplier D, a third party
Risks and Concentration
Concentration risk percentage			19.10%	10.00%
Accounts payable | Customer concentration risk | Supplier E, a third party
Risks and Concentration
Concentration risk percentage			10.90%	10.00%
Accounts payable | Supplier concentration risk | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	18.50%		19.00%
Accounts payable | Supplier concentration risk | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	10.00%		10.90%
Accounts payable | Supplier concentration risk | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	17.60%		19.10%
Liabilities, Total | Customer concentration risk | Supplier C, a related party
Risks and Concentration
Concentration risk percentage			10.00%	10.00%	10.00%
Liabilities, Total | Customer concentration risk | Supplier A, a third party
Risks and Concentration
Concentration risk percentage			10.00%	23.60%	35.20%
Liabilities, Total | Customer concentration risk | Supplier B, a third party
Risks and Concentration
Concentration risk percentage			17.40%	10.00%	10.00%
Liabilities, Total | Customer concentration risk | Supplier D, a third party
Risks and Concentration
Concentration risk percentage			12.70%	10.00%	10.00%
Liabilities, Total | Supplier concentration risk | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	23.30%	14.50%
Liabilities, Total | Supplier concentration risk | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	13.30%
Liabilities, Total | Supplier concentration risk | Supplier D, a third party
Risks and Concentration
Concentration risk percentage	10.00%	12.50%
Liabilities, Total | Supplier concentration risk | Customer C, a third party
Risks and Concentration
Concentration risk percentage		10.00%
Total revenues | Customer concentration risk | Customer A, a related party
Risks and Concentration
Concentration risk percentage	73.70%	73.60%	67.00%	70.40%	74.10%
Total revenues | Customer concentration risk | Customer A, a related party
Risks and Concentration
Concentration risk percentage			12.60%	10.00%	10.00%
Total revenues | Customer concentration risk | Customer B, a third party
Risks and Concentration
Concentration risk percentage			12.50%	10.00%	10.00%